Organization and Business Description (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization and Business Description [Abstract]
Organization and Business Description
Organization and Business Description

Morgan Group Holding Co. (the “Company,” “Morgan Group,” or “Morgan”) was incorporated in November 2001 as a Delaware corporation to serve as a holding company which seeks acquisitions as part of its strategic alternatives. Prior to the October 31, 2019 merger with G.research, LLC (“G.research”), discussed below, Morgan Group had no operating companies.

The Company acquired G.research from Associated Capital Group, Inc. (“AC”), an affiliate of the Company, on October 31, 2019, in exchange for issuing 50,000,000 shares of the Company’s common stock to AC (the “Merger”). Accordingly, G.research became a wholly owned subsidiary of the Company. Prior to the transaction, G.research was a wholly-owned subsidiary of Institutional Services holdings, LLC, which, in turn, is a wholly-owned subsidiary of AC. After the transaction, AC has an 83.3% ownership interest in the Company. As a result of this common ownership, the transaction was treated as a combination between entities under common control that led to a change in the reporting entity. The recognized assets and liabilities were transferred at their carrying amounts at the date of the transaction. Further, the companies were also combined retrospectively for prior year comparative information in the financial statements of the Company issued after the Merger, including for the three months ended March 31, 2019 in these condensed consolidated financial statements. Consistent with our financial statements as of December 31, 2019 included in our annual report on Form 10-K, the common stock, additional paid in capital, and accumulated deficit amounts in these condensed consolidated financial statements have been restated as of December 31, 2018 to reflect the recapitalization in accordance with the shares issued as a result of the Merger.

On March 16, 2020, AC’s Board of Directors approved the spin-off of the shares of common stock held by AC to AC’s shareholders. Upon execution of the spin-off, AC will distribute to its shareholders on a pro rata basis the 50,000,000 shares of Morgan that AC owns.

G.research is a broker-dealer registered with the Securities and Exchange Commission (the “SEC”) and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company provides institutional investors and investment partnerships with investment research with a particular focus on small-cap and mid-cap companies. The team of sell-side analysts follows industry sectors on a global basis and performs fundamental security analysis using a Private Market Value (“PMV”) framework. PMV investing is a disciplined, research-driven approach based on security analysis. In this process, the analyst selects stocks whose intrinsic value, based on the analyst’s estimate of current asset value and future growth and earnings power, is significantly different from the public market value as reflected in the public market. PMV is defined as the price an informed industrial buyer would be likely to pay to acquire the business. The research focuses on company fundamentals, cash flow statistics, and catalysts that will help realize returns.

The Company generates brokerage commission revenues from securities transactions executed on an agency basis on behalf of institutional clients and mutual funds, private wealth management clients, and retail customers of affiliated companies. The Company generates revenue from syndicated underwriting activities. It primarily participates in the offerings of certain closed-end funds advised by Gabelli Funds, LLC, a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”), an affiliate. The Company also earns investment income generated from its proprietary trading activities.

The Company acts as an introducing broker, and all securities transactions for the Company and its customers are cleared through and carried by three New York Stock Exchange (“NYSE”) member firms on a fully disclosed basis. The Company has Proprietary Accounts of Introducing Brokers (“PAIB”) agreements with these firms. Accordingly, open customer transactions are not reflected in the accompanying Condensed Consolidated Statement of Financial Condition. The Company is exposed to credit losses on these open transactions in the event of nonperformance by its customers, pursuant to conditions of its clearing agreements with its clearing brokers. This exposure is mitigated by the clearing brokers’ policy of monitoring the collateral and credit of the counterparties until the transaction is completed.

The Company’s principal market is in the United States (“U.S”).

A. Organization and Business Description

Morgan Group Holding Co. (the “Company”, “Morgan Group”. “Morgan”) was incorporated in November 2001 as a Delaware corporation to serve as a holding company which seeks acquisitions as part of its strategic alternatives.  Prior to the October 31, 2019 merger with G.research, discussed below, Morgan Group had no operating companies.

The Company acquired G.research, LLC (“G.research”) from Associated Capital Group, Inc. (“AC”), an affiliate of the Company, on October 31, 2019, in exchange for issuing 50,000,000 shares of the Company’s common stock to AC, (“the Merger”).  Accordingly, G.research became a wholly owned subsidiary of the Company.  Prior to the transaction, G.research was a wholly-owned subsidiary of Institutional Services holdings, LLC, which, in turn, is a wholly-owned subsidiary of AC.  After the transaction, AC has an 83.3% ownership interest in the Company.  As a result of this common ownership, the transaction was treated as a combination between entities under common control that led to a change in the reporting entity. The recognized assets and liabilities were transferred at their carrying amounts at the date of the transaction. Further, the companies were also combined retrospectively for prior year comparative information. The common stock, additional paid in capital and earnings per share amounts in these consolidated financial statements for the period prior to the Merger have been restated to reflect the recapitalization in accordance with the shares issued as a result of the Merger.

 G.research is a broker-dealer registered with the Securities and Exchange Commission (the “SEC”) and is regulated by the Financial Industry Regulatory Authority (“FINRA”).

The Company provides institutional investors and investment partnerships with investment research with a particular focus on small-cap and mid-cap companies.  The team of sell-side analysts follows industry sectors on a global basis and performs fundamental security analysis using a Private Market Value (“PMV”) framework.  PMV investing is a disciplined, research-driven approach based on security analysis.  In this process, the analyst selects stocks whose intrinsic value, based on the analyst’s estimate of current asset value and future growth and earnings power, is significantly different from the public market value as reflected in the public market.  PMV is defined as the price an informed industrial buyer would be likely to pay to acquire the business.  The research focuses on company fundamentals, cash flow statistics, and catalysts that will help realize returns.

The Company generates brokerage commission revenues from securities transactions executed on an agency basis on behalf of institutional clients and mutual funds, private wealth management clients and retail customers of affiliated companies.  The Company generates revenue from syndicated underwriting activities.  It primarily participates in the offerings of certain closed-end funds advised by Gabelli Funds, LLC, a wholly-owned subsidiary of GAMCO Investors, Inc. (“GBL”) an affiliate.  The Company also earns investment income generated from its proprietary trading activities.

The Company acts as an introducing broker, and all securities transactions for the Company and its customers are cleared through and carried by three New York Stock Exchange (“NYSE”) member firms on a fully disclosed basis.  The Company has Proprietary Accounts of Introducing Brokers (“PAIB”) agreements with these firms. Accordingly, open customer transactions are not reflected in the accompanying Consolidated Statement of Financial Condition. The Company is exposed to credit losses on these open transactions in the event of nonperformance by its customers, pursuant to conditions of its clearing agreements with its clearing brokers. This exposure is mitigated by the clearing brokers’ policy of monitoring the collateral and credit of the counterparties until the transaction is completed.

The Company’s principal market is in the United States.